Document and Entity Information	Jun. 07, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 07, 2019
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jun. 07, 2019
Document Effective Date	Jun. 07, 2019
Prospectus Date	Nov. 28, 2018
PACE® Small/Medium Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCSGX
PACE® Small/Medium Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PQUAX
PACE® Small/Medium Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PUMYX